LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 26,014	$ 19,502	$ 39,051	$ 37,087	$ 40,131
Impairment of leasehold improvements and equipment					55,919
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Impairment of leasehold improvements and equipment					33,882
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Impairment of leasehold improvements and equipment					$ 22,037